Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 — COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable per guidance of ASC Topic 450-20－Loss Contingencies.

In connection with a workplace incident that occurred at one of the Company’s construction projects in 2019, the Company was charged by the Ministry of Manpower under Section 12(1) of the Workplace Safety and Health Act and under Section 5 of the Building Control Act. In November 2025, the State Courts of Singapore imposed a total fine of S$250,000 on the Company, payable in ten monthly installments of S$25,000 commencing in November 2025.

As of December 31, 2025 and June 30, 2026, the outstanding balance of the fine obligation was S$200,000 and S$50,000 ($38,637), respectively. The remaining balance was subsequently fully paid, and no amount remained outstanding as of the date the unaudited condensed consolidated financial statements were available for issuance.